Allianz Life Insurance Company of New York

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone: 763-765-2913
Telefax: 763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

December 19, 2013

Securities and Exchange Commission
Insured Investments Office
100 F Street, NE
Washington, DC    20549-46449

Re:      Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C
Initial Filing, Form S-1
Registration Statement No. 333-

Dear Sir/Madam:

Enclosed for filing please find an initial Registration Statement on Form S-1 which is filed pursuant to the Securities Act of 1933 ("1933 Act"). The purpose of this filing is to register a deferred variable annuity contract with index-linked investment options and associated riders under the 1933 Act. The prospectus and a statement of additional information is also being filed on Form N-4 to register the variable component of the product.

For the convenience of the staff in reviewing the Registration Statement, a redline copy of the Registration Statement is being sent via email to the Insured Investments Office of the Division of Investment Management. The redline highlights differences between the attached prospectus, which is for sale by Allianz New York in the State of New York only, and the national version of the product (File Nos. 333-185866 and 333-185864), which was declared effective by the Commission on May 10, 2013. The major differences between the New York version and the national version are that the New York product does not include the Index Protection Strategy or the Alternate Minimum Value, and for the New York product all the allocations to the Index Options will be held in an unregistered, non-unitized, non-insulated separate account with two subaccounts, a book value subaccount and a market value subaccount.

In accordance with Rule 461 under the 1933 Act, the Registrant and Allianz Life Financial Services, LLC, the Registrant's principal underwriter, hereby reserve the ability to orally request acceleration of the effective date of the Registration Statement. The Registrant and Allianz Life Financial Services, LLC are aware of their respective obligations under the 1933 Act.

Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Any disclosures and exhibits not filed herewith will be filed by a pre-effective amendment.

The Registrant recognizes that it is responsible for the adequacy and accuracy of disclosures in its Registration Statement. The staff's review and changes to the Registration Statement based on staff comments do not bar the Commission from taking future action with respect to the filing. In addition, the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant may not use this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of New York

By:

/s/ Stewart D. Gregg
___________________________
  Stewart D. Gregg